Restatement of Previously Issued Financial Statements (Details) - USD ($)	Jun. 30, 2022	Mar. 31, 2022	Mar. 23, 2022	Apr. 30, 2021
Change in Reporting Entity [Abstract]
Deposited into trust account	$ 720,000		$ 720,000
Common stock subject to possible redemption		$ 720,000
Redemption value (in Dollars per share)		$ 10.1
Founder shares (in Shares)				27,000